Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Disciplined Small Cap Portfolio
September 30, 2021
VDSC-NPRT3-1121
1.837324.115
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.3%
Bandwidth, Inc. (a)(b)	3,793	342,432
Cogent Communications Group, Inc.	16,849	1,193,583
Consolidated Communications Holdings, Inc. (a)	56,059	515,182
IDT Corp. Class B (a)	6,848	287,274
Iridium Communications, Inc. (a)	33,453	1,333,102
Liberty Latin America Ltd. Class C (a)	34,213	448,875
Ooma, Inc. (a)	44,802	833,765
		4,954,213
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (a)(b)	58,102	2,211,362
Lions Gate Entertainment Corp.:
Class A (a)	50,725	719,788
Class B (a)	62,569	813,397
		3,744,547
Interactive Media & Services - 0.5%
fuboTV, Inc. (a)(b)	16,072	385,085
TrueCar, Inc. (a)	116,664	485,322
Yelp, Inc. (a)	28,172	1,049,125
Zedge, Inc. (a)(b)	11,027	147,321
		2,066,853
Media - 0.6%
AMC Networks, Inc. Class A (a)(b)	14,781	688,647
iHeartMedia, Inc. (a)(b)	26,099	652,997
TechTarget, Inc. (a)(b)	2,489	205,143
Tegna, Inc.	5,664	111,694
WideOpenWest, Inc. (a)	43,379	852,397
		2,510,878
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	41,205	803,498
TOTAL COMMUNICATION SERVICES		14,079,989
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
Cooper-Standard Holding, Inc. (a)	4,314	94,520
Modine Manufacturing Co. (a)	35,992	407,789
Tenneco, Inc. (a)	28,439	405,825
		908,134
Automobiles - 0.1%
Fisker, Inc. (b)	7,046	103,224
Winnebago Industries, Inc. (b)	4,016	290,959
		394,183
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	62,334	2,092,552
Adtalem Global Education, Inc. (a)(b)	16,462	622,428
American Public Education, Inc. (a)(b)	7,370	188,746
Stride, Inc. (a)(b)	28,130	1,010,992
		3,914,718
Hotels, Restaurants & Leisure - 2.3%
Bloomin' Brands, Inc. (a)(b)	47,747	1,193,675
Del Taco Restaurants, Inc.	25,239	220,336
GAN Ltd. (a)(b)	16,551	246,113
Hilton Grand Vacations, Inc. (a)(b)	2,232	106,176
International Game Technology PLC (a)	42,735	1,124,785
Papa John's International, Inc.	2,006	254,742
RCI Hospitality Holdings, Inc. (b)	5,191	355,635
Scientific Games Corp. Class A (a)	38,213	3,174,355
Shake Shack, Inc. Class A (a)	8,834	693,116
Wingstop, Inc.	9,894	1,621,923
		8,990,856
Household Durables - 2.2%
Cavco Industries, Inc. (a)	560	132,574
Century Communities, Inc. (b)	10,832	665,626
Flexsteel Industries, Inc. (b)	9,846	304,044
GoPro, Inc. Class A (a)	56,118	525,264
Green Brick Partners, Inc. (a)	63,899	1,311,207
Installed Building Products, Inc.	3,744	401,170
KB Home	3,966	154,357
M.D.C. Holdings, Inc.	16,673	778,963
M/I Homes, Inc. (a)(b)	18,361	1,061,266
Meritage Homes Corp. (a)	13,848	1,343,256
TopBuild Corp. (a)	5,006	1,025,279
TRI Pointe Homes, Inc. (a)	33,702	708,416
		8,411,422
Internet & Direct Marketing Retail - 1.1%
Quotient Technology, Inc. (a)	84,848	493,815
Revolve Group, Inc. (a)	13,556	837,354
Shutterstock, Inc.	17,862	2,024,122
Stamps.com, Inc. (a)	1,164	383,876
Stitch Fix, Inc. (a)(b)	7,288	291,156
		4,030,323
Leisure Products - 0.8%
Johnson Outdoors, Inc. Class A	8,676	917,921
Smith & Wesson Brands, Inc.	30,089	624,648
Sturm, Ruger & Co., Inc. (b)	9,520	702,386
Vista Outdoor, Inc. (a)	20,522	827,242
		3,072,197
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	2,459	424,227
Macy's, Inc.	22,154	500,680
		924,907
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A (a)(b)	12,260	461,344
Academy Sports & Outdoors, Inc.	17,836	713,797
Asbury Automotive Group, Inc. (a)	5,273	1,037,410
Bed Bath & Beyond, Inc. (a)(b)	6,910	119,370
Big 5 Sporting Goods Corp. (b)	9,113	209,964
Group 1 Automotive, Inc.	11,570	2,173,772
Hibbett, Inc. (b)	11,859	838,906
Lithia Motors, Inc. Class A (sub. vtg.)	481	152,496
Murphy U.S.A., Inc.	4,571	764,545
Rent-A-Center, Inc.	36,179	2,033,622
Shoe Carnival, Inc. (b)	10,924	354,156
Signet Jewelers Ltd.	5,999	473,681
Sonic Automotive, Inc. Class A (sub. vtg.)	21,077	1,107,386
Zumiez, Inc. (a)	10,697	425,313
		10,865,762
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	6,495	931,903
Lakeland Industries, Inc. (a)(b)	12,721	267,141
Rocky Brands, Inc.	3,972	189,107
		1,388,151
TOTAL CONSUMER DISCRETIONARY		42,900,653
CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Celsius Holdings, Inc. (a)	2,904	261,621
Coca-Cola Bottling Co. Consolidated	1,537	605,855
MGP Ingredients, Inc. (b)	3,813	248,226
National Beverage Corp.	3,880	203,661
Primo Water Corp. (b)	41,730	655,996
		1,975,359
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	6,063	332,980
Ingles Markets, Inc. Class A	7,977	526,721
Natural Grocers by Vitamin Cottage, Inc.	11,847	132,923
PriceSmart, Inc.	3,993	309,657
Sprouts Farmers Market LLC (a)	17,550	406,634
Weis Markets, Inc. (b)	3,699	194,382
		1,903,297
Food Products - 0.1%
John B. Sanfilippo & Son, Inc.	3,433	280,545
Sanderson Farms, Inc.	530	99,746
		380,291
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,290	61,920
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,447	105,221
		167,141
Personal Products - 0.4%
MediFast, Inc.	2,703	520,706
Nu Skin Enterprises, Inc. Class A (b)	13,231	535,459
USANA Health Sciences, Inc. (a)(b)	4,336	399,779
		1,455,944
TOTAL CONSUMER STAPLES		5,882,032
ENERGY - 5.4%
Energy Equipment & Services - 0.8%
Archrock, Inc. (b)	39,872	328,944
Helix Energy Solutions Group, Inc. (a)(b)	116,724	452,889
Helmerich & Payne, Inc.	10,267	281,418
Nabors Industries Ltd. (a)(b)	8,824	851,340
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	34,514
Oceaneering International, Inc. (a)	61,102	813,879
Oil States International, Inc. (a)	24,091	153,941
U.S. Silica Holdings, Inc. (a)(b)	21,846	174,550
		3,091,475
Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp. (a)	35,855	674,433
Arch Resources, Inc. (a)	4,582	424,981
Bonanza Creek Energy, Inc.	7,625	365,238
Centennial Resource Development, Inc. Class A (a)(b)	61,660	413,122
Chesapeake Energy Corp.	5,621	346,197
CNX Resources Corp. (a)	19,788	249,725
Comstock Resources, Inc. (a)	74,904	775,256
DHT Holdings, Inc. (b)	83,552	545,595
Earthstone Energy, Inc. (a)	9,523	87,612
Equitrans Midstream Corp.	31,851	322,969
Golar LNG Ltd. (a)	40,096	520,045
International Seaways, Inc. (b)	12,470	227,203
Kosmos Energy Ltd. (a)(b)	290,287	859,250
Laredo Petroleum, Inc. (a)(b)	5,992	485,771
Magnolia Oil & Gas Corp. Class A	29,093	517,564
Matador Resources Co. (b)	37,304	1,419,044
Murphy Oil Corp.	14,452	360,866
Nordic American Tanker Shipping Ltd. (b)	67,818	173,614
PBF Energy, Inc. Class A (a)	37,869	491,161
Peabody Energy Corp. (a)	31,854	471,121
Range Resources Corp. (a)	29,936	677,452
Renewable Energy Group, Inc. (a)	34,307	1,722,211
Scorpio Tankers, Inc.	10,110	187,439
SFL Corp. Ltd.	170,668	1,430,198
SM Energy Co.	68,497	1,806,951
Tellurian, Inc. (a)(b)	108,650	424,822
Uranium Energy Corp. (a)(b)	156,804	478,252
W&T Offshore, Inc. (a)(b)	142,331	529,471
World Fuel Services Corp.	27,556	926,433
		17,913,996
TOTAL ENERGY		21,005,471
FINANCIALS - 15.5%
Banks - 7.0%
1st Source Corp.	7,911	373,716
Banc of California, Inc.	24,946	461,252
BancFirst Corp.	27,809	1,671,877
Berkshire Hills Bancorp, Inc.	12,776	344,696
Capital City Bank Group, Inc.	1,314	32,508
Cathay General Bancorp	20,271	839,017
CIT Group, Inc.	4,443	230,814
Community Trust Bancorp, Inc.	4,646	195,597
Eastern Bankshares, Inc.	10,992	223,138
Financial Institutions, Inc.	9,971	305,611
First Bancorp, Puerto Rico	89,357	1,175,045
First Commonwealth Financial Corp. (b)	11,657	158,885
First Financial Bankshares, Inc. (b)	45,726	2,101,110
Flushing Financial Corp.	3,709	83,823
Fulton Financial Corp.	69,824	1,066,911
Glacier Bancorp, Inc.	49,807	2,756,817
Great Southern Bancorp, Inc.	14,899	816,614
Hancock Whitney Corp.	42,761	2,014,898
Hilltop Holdings, Inc.	43,414	1,418,335
Independent Bank Group, Inc. (b)	8,118	576,703
International Bancshares Corp.	39,953	1,663,643
Lakeland Financial Corp. (b)	8,030	572,057
Mercantile Bank Corp.	1,869	59,864
Midland States Bancorp, Inc.	6,056	149,765
Nicolet Bankshares, Inc. (a)	4,832	358,438
OFG Bancorp	14,742	371,793
Park National Corp.	2,436	297,070
Peapack-Gladstone Financial Corp.	7,329	244,495
Sandy Spring Bancorp, Inc. (b)	3,067	140,530
Seacoast Banking Corp., Florida	8,384	283,463
ServisFirst Bancshares, Inc.	7,481	582,022
Sierra Bancorp	9,487	230,344
Silvergate Capital Corp.	6,986	806,883
Southside Bancshares, Inc.	3,185	121,954
Tompkins Financial Corp.	2,742	221,855
Trico Bancshares (b)	4,843	210,186
Trustmark Corp.	8,067	259,919
UMB Financial Corp.	9,820	949,692
United Community Bank, Inc.	40,910	1,342,666
Univest Corp. of Pennsylvania	8,230	225,420
Valley National Bancorp	47,146	627,513
Washington Trust Bancorp, Inc. (b)	2,490	131,920
WesBanco, Inc.	13,356	455,172
		27,154,031
Capital Markets - 3.1%
Artisan Partners Asset Management, Inc.	47,698	2,333,386
B. Riley Financial, Inc.	455	26,863
Cohen & Steers, Inc.	13,608	1,139,942
Cowen Group, Inc. Class A	7,294	250,257
Federated Hermes, Inc. (b)	47,574	1,546,155
Focus Financial Partners, Inc. Class A (a)	42,305	2,215,513
Open Lending Corp. (a)	8,316	299,958
Oppenheimer Holdings, Inc. Class A (non-vtg.) (b)	17,658	799,731
Piper Jaffray Companies (b)	4,496	622,516
StepStone Group, Inc. Class A	11,316	482,514
Stifel Financial Corp.	23,144	1,572,866
StoneX Group, Inc. (a)(b)	13,294	876,075
		12,165,776
Consumer Finance - 1.7%
Green Dot Corp. Class A (a)	34,724	1,747,659
LendingClub Corp. (a)	33,164	936,551
Nelnet, Inc. Class A (b)	22,153	1,755,404
PRA Group, Inc. (a)(b)	16,422	692,023
PROG Holdings, Inc.	28,498	1,197,201
Regional Management Corp.	6,025	350,535
		6,679,373
Diversified Financial Services - 0.1%
Marlin Business Services Corp.	11,065	245,975
Insurance - 1.6%
Amerisafe, Inc.	14,209	797,977
Crawford & Co. Class B	497	4,453
Employers Holdings, Inc.	5,775	228,055
Horace Mann Educators Corp. (b)	16,150	642,609
MetroMile, Inc. (b)	82,451	292,701
ProAssurance Corp.	5,804	138,019
Selective Insurance Group, Inc.	24,323	1,837,116
Trupanion, Inc. (a)(b)	27,908	2,167,614
		6,108,544
Mortgage Real Estate Investment Trusts - 1.1%
Apollo Commercial Real Estate Finance, Inc.	48,513	719,448
Arbor Realty Trust, Inc.	83,392	1,545,254
Blackstone Mortgage Trust, Inc.	16,108	488,395
BrightSpire Capital, Inc.	37,049	347,890
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,586	940,499
Invesco Mortgage Capital, Inc.	68,514	215,819
		4,257,305
Thrifts & Mortgage Finance - 0.9%
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (b)	5,557	603,046
Northwest Bancshares, Inc.	38,421	510,231
Premier Financial Corp.	805	25,631
Radian Group, Inc.	53,719	1,220,496
Washington Federal, Inc.	20,614	707,266
Waterstone Financial, Inc.	18,591	380,930
		3,447,600
TOTAL FINANCIALS		60,058,604
HEALTH CARE - 19.4%
Biotechnology - 10.1%
Adverum Biotechnologies, Inc. (a)	93,616	203,147
Affimed NV (a)	44,010	271,982
Agenus, Inc. (a)	82,512	433,188
Agios Pharmaceuticals, Inc. (a)(b)	14,129	652,053
Akebia Therapeutics, Inc. (a)(b)	76,900	221,472
Alkermes PLC (a)	30,372	936,672
Allakos, Inc. (a)(b)	2,237	236,831
Allogene Therapeutics, Inc. (a)(b)	9,302	239,061
ALX Oncology Holdings, Inc. (a)(b)	4,186	309,178
Amicus Therapeutics, Inc. (a)	52,168	498,204
AnaptysBio, Inc. (a)(b)	8,870	240,554
Anavex Life Sciences Corp. (a)(b)	15,551	279,140
Anika Therapeutics, Inc. (a)(b)	4,383	186,540
Apellis Pharmaceuticals, Inc. (a)	11,523	379,798
Arbutus Biopharma Corp. (a)(b)	56,531	242,518
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,347	207,700
Arcus Biosciences, Inc. (a)(b)	9,149	319,026
Arena Pharmaceuticals, Inc. (a)	5,674	337,887
Arrowhead Pharmaceuticals, Inc. (a)	10,214	637,660
Assembly Biosciences, Inc. (a)	47,445	165,109
Atara Biotherapeutics, Inc. (a)	22,010	393,979
Athersys, Inc. (a)(b)	87,918	116,931
Atreca, Inc. (a)(b)	38,342	238,871
AVROBIO, Inc. (a)	16,901	94,308
Beam Therapeutics, Inc. (a)(b)	9,494	826,073
BioCryst Pharmaceuticals, Inc. (a)(b)	18,238	262,080
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,781	803,039
BioXcel Therapeutics, Inc. (a)(b)	5,772	175,180
bluebird bio, Inc. (a)(b)	16,516	315,621
Blueprint Medicines Corp. (a)	6,174	634,749
BridgeBio Pharma, Inc. (a)(b)	11,446	536,474
C4 Therapeutics, Inc. (b)	5,817	259,904
Calithera Biosciences, Inc. (a)(b)	50,864	110,884
CareDx, Inc. (a)	9,585	607,401
Catalyst Biosciences, Inc. (a)	22,492	92,442
Catalyst Pharmaceutical Partners, Inc. (a)	58,969	312,536
Celldex Therapeutics, Inc. (a)	5,720	308,823
Cerevel Therapeutics Holdings (a)	10,224	301,608
Chimerix, Inc. (a)	48,437	299,825
Clovis Oncology, Inc. (a)(b)	46,298	206,489
Coherus BioSciences, Inc. (a)(b)	20,486	329,210
Concert Pharmaceuticals, Inc. (a)	30,355	99,261
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	133,842	136,519
Cortexyme, Inc. (a)(b)	1,858	170,304
Cue Biopharma, Inc. (a)	7,593	110,630
Curis, Inc. (a)(b)	30,031	235,143
Cytokinetics, Inc. (a)	4,303	153,789
CytomX Therapeutics, Inc. (a)	37,825	192,529
Deciphera Pharmaceuticals, Inc. (a)	7,105	241,428
Denali Therapeutics, Inc. (a)(b)	9,561	482,352
Dynavax Technologies Corp. (a)(b)	4,078	78,338
Eagle Pharmaceuticals, Inc. (a)(b)	4,298	239,742
Editas Medicine, Inc. (a)(b)	13,506	554,826
Eiger Biopharmaceuticals, Inc. (a)	11,085	74,048
Emergent BioSolutions, Inc. (a)	10,306	516,021
Epizyme, Inc. (a)(b)	48,210	246,835
Fate Therapeutics, Inc. (a)(b)	8,925	528,985
FibroGen, Inc. (a)(b)	25,413	259,721
Flexion Therapeutics, Inc. (a)	31,624	192,906
Fortress Biotech, Inc. (a)	29,160	93,895
Global Blood Therapeutics, Inc. (a)	14,740	375,575
Gossamer Bio, Inc. (a)	19,231	241,734
Gritstone Bio, Inc. (a)(b)	20,937	226,120
Gt Biopharma, Inc. (a)	17,697	119,278
Halozyme Therapeutics, Inc. (a)	13,766	560,001
Harpoon Therapeutics, Inc. (a)	23,059	182,166
Heron Therapeutics, Inc. (a)(b)	26,372	281,917
Homology Medicines, Inc. (a)(b)	22,117	174,061
ImmunityBio, Inc. (a)(b)	21,181	206,303
ImmunoGen, Inc. (a)	67,818	384,528
Immunovant, Inc. (a)(b)	20,606	179,066
Infinity Pharmaceuticals, Inc. (a)(b)	91,224	311,986
Insmed, Inc. (a)(b)	10,005	275,538
Intellia Therapeutics, Inc. (a)	10,655	1,429,368
Intercept Pharmaceuticals, Inc. (a)(b)	15,180	225,423
Invitae Corp. (a)(b)	30,158	857,392
Ironwood Pharmaceuticals, Inc. Class A (a)	41,573	542,943
Jounce Therapeutics, Inc. (a)	19,466	144,632
Karuna Therapeutics, Inc. (a)	983	120,250
Karyopharm Therapeutics, Inc. (a)(b)	49,345	287,188
Kiniksa Pharmaceuticals Ltd. (a)(b)	18,051	205,601
Kodiak Sciences, Inc. (a)	2,921	280,358
Kymera Therapeutics, Inc. (a)	1,436	84,351
La Jolla Pharmaceutical Co. (a)(b)	31,428	125,398
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,040	144,893
Macrogenics, Inc. (a)	15,883	332,590
Madrigal Pharmaceuticals, Inc. (a)	3,592	286,606
Minerva Neurosciences, Inc. (a)	60,847	105,874
Molecular Templates, Inc. (a)(b)	2,239	15,024
Morphic Holding, Inc. (a)(b)	5,119	289,940
Mustang Bio, Inc. (a)(b)	37,604	101,155
Myriad Genetics, Inc. (a)	12,506	403,819
Natera, Inc. (a)	3,539	394,386
Novavax, Inc. (a)(b)	1,587	329,001
Ocugen, Inc. (a)(b)	50,043	359,309
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Opko Health, Inc. (a)(b)	101,894	371,913
ORIC Pharmaceuticals, Inc. (a)(b)	8,966	187,479
Ovid Therapeutics, Inc. (a)(b)	31,807	106,872
Pieris Pharmaceuticals, Inc. (a)	43,666	225,753
Praxis Precision Medicines, Inc. (b)	6,911	127,784
Precigen, Inc. (a)(b)	43,524	217,185
Precision BioSciences, Inc. (a)(b)	18,777	216,687
Prothena Corp. PLC (a)	3,707	264,050
PTC Therapeutics, Inc. (a)	13,178	490,353
Puma Biotechnology, Inc. (a)(b)	22,229	155,825
Radius Health, Inc. (a)(b)	19,149	237,639
RAPT Therapeutics, Inc. (a)	4,824	149,785
REGENXBIO, Inc. (a)	4,967	208,217
Relay Therapeutics, Inc. (a)	2,363	74,505
Rigel Pharmaceuticals, Inc. (a)(b)	66,489	241,355
Sana Biotechnology, Inc. (b)	11,631	261,930
Sangamo Therapeutics, Inc. (a)	30,246	272,516
Selecta Biosciences, Inc. (a)	46,022	191,452
Seres Therapeutics, Inc. (a)(b)	33,778	235,095
Sesen Bio, Inc. (a)	237,040	188,020
Solid Biosciences, Inc. (a)(b)	10,041	23,998
Springworks Therapeutics, Inc. (a)(b)	1,199	76,065
Surface Oncology, Inc. (a)(b)	32,443	245,594
Syndax Pharmaceuticals, Inc. (a)(b)	8,882	169,735
TCR2 Therapeutics, Inc. (a)(b)	25,836	219,864
TG Therapeutics, Inc. (a)(b)	23,117	769,334
TONIX Pharmaceuticals Holding (a)	256,787	154,355
Travere Therapeutics, Inc. (a)	17,671	428,522
Turning Point Therapeutics, Inc. (a)	3,742	248,581
Twist Bioscience Corp. (a)	8,019	857,792
Ultragenyx Pharmaceutical, Inc. (a)	4,280	386,013
Vanda Pharmaceuticals, Inc. (a)	18,155	311,177
Veracyte, Inc. (a)	5,811	269,921
Vericel Corp. (a)	2,440	119,072
Vir Biotechnology, Inc. (a)(b)	12,613	548,918
Voyager Therapeutics, Inc. (a)(b)	16,802	44,189
Xbiotech, Inc.	6,974	90,313
Xencor, Inc. (a)	4,370	142,724
Zentalis Pharmaceuticals, Inc. (a)	6,654	443,423
		39,389,198
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)(b)	101,505	400,945
Alphatec Holdings, Inc. (a)(b)	16,697	203,536
Atricure, Inc. (a)	16,727	1,163,363
Butterfly Network, Inc. Class A (a)(b)	36,706	383,211
Cardiovascular Systems, Inc. (a)	23,031	756,108
Cerus Corp. (a)(b)	110,356	672,068
CryoPort, Inc. (a)	2,137	142,132
Cutera, Inc. (a)(b)	11,402	531,333
Inari Medical, Inc. (a)(b)	1,873	151,900
Integer Holdings Corp. (a)	4,735	423,025
iRhythm Technologies, Inc. (a)	7,301	427,547
Lantheus Holdings, Inc.	24,460	628,133
LeMaitre Vascular, Inc. (b)	6,964	369,719
LivaNova PLC (a)	2,189	173,347
Meridian Bioscience, Inc. (a)	23,685	455,699
Novocure Ltd. (a)	2,777	322,604
Ortho Clinical Diagnostics Holdings PLC	75,010	1,386,185
Orthofix International NV (a)	11,528	439,447
OrthoPediatrics Corp. (a)(b)	5,368	351,658
Shockwave Medical, Inc. (a)	2,435	501,318
Silk Road Medical, Inc. (a)	6,295	346,414
Staar Surgical Co. (a)	5,763	740,718
SurModics, Inc. (a)(b)	23,987	1,333,677
		12,304,087
Health Care Providers & Services - 2.3%
Amedisys, Inc. (a)	1,330	198,303
Brookdale Senior Living, Inc. (a)	8,181	51,540
Corvel Corp. (a)(b)	5,258	979,145
Fulgent Genetics, Inc. (a)(b)	5,220	469,539
Modivcare, Inc. (a)	4,976	903,741
National Healthcare Corp. (b)	14,615	1,022,758
Patterson Companies, Inc.	36,470	1,099,206
Select Medical Holdings Corp.	52,858	1,911,874
Tenet Healthcare Corp. (a)	27,450	1,823,778
The Ensign Group, Inc.	4,423	331,238
		8,791,122
Health Care Technology - 1.4%
Allscripts Healthcare Solutions, Inc. (a)	130,547	1,745,413
American Well Corp. (b)	40,642	370,249
Castlight Health, Inc. Class B (a)	93,213	146,344
HealthStream, Inc. (a)	11,157	318,867
Inspire Medical Systems, Inc. (a)	2,682	624,584
Nextgen Healthcare, Inc. (a)	90,530	1,276,473
OptimizeRx Corp. (a)(b)	9,717	831,289
Schrodinger, Inc. (a)(b)	2,660	145,449
		5,458,668
Life Sciences Tools & Services - 1.0%
Berkeley Lights, Inc. (a)	13,740	268,754
Fluidigm Corp. (a)(b)	27,087	178,503
Medpace Holdings, Inc. (a)	5,893	1,115,427
Nanostring Technologies, Inc. (a)	8,879	426,281
NeoGenomics, Inc. (a)(b)	11,341	547,090
Pacific Biosciences of California, Inc. (a)	32,178	822,148
Quanterix Corp. (a)	8,088	402,702
		3,760,905
Pharmaceuticals - 1.4%
Amneal Pharmaceuticals, Inc. (a)	41,668	222,507
Amphastar Pharmaceuticals, Inc. (a)	13,072	248,499
Arvinas Holding Co. LLC (a)	5,822	478,452
Atea Pharmaceuticals, Inc.	4,897	171,689
Cara Therapeutics, Inc. (a)	20,119	310,839
Cassava Sciences, Inc. (a)(b)	3,628	225,226
Corcept Therapeutics, Inc. (a)	19,877	391,179
Endo International PLC (a)	125,346	406,121
Esperion Therapeutics, Inc. (a)(b)	13,106	157,927
Intra-Cellular Therapies, Inc. (a)(b)	4,692	174,918
Liquidia Technologies, Inc. (a)	26,751	73,833
NGM Biopharmaceuticals, Inc.	7,628	160,341
Odonate Therapeutics, Inc. (a)	39,044	113,618
Pacira Biosciences, Inc. (a)	8,233	461,048
Prestige Brands Holdings, Inc. (a)	10,093	566,318
Reata Pharmaceuticals, Inc. (a)(b)	2,276	228,988
Supernus Pharmaceuticals, Inc. (a)	13,904	370,820
Theravance Biopharma, Inc. (a)	31,165	230,621
WAVE Life Sciences (a)	22,461	110,059
Zogenix, Inc. (a)(b)	18,395	279,420
		5,382,423
TOTAL HEALTH CARE		75,086,403
INDUSTRIALS - 14.6%
Aerospace & Defense - 0.8%
AAR Corp. (a)(b)	42,695	1,384,599
Astronics Corp. (a)	25,749	362,031
Parsons Corp. (a)(b)	38,564	1,301,921
		3,048,551
Airlines - 0.2%
Mesa Air Group, Inc. (a)(b)	73,417	562,374
SkyWest, Inc. (a)	4,545	224,250
Sun Country Airlines Holdings, Inc. (a)	4,087	137,078
		923,702
Building Products - 0.9%
Cornerstone Building Brands, Inc. (a)(b)	47,168	689,124
Quanex Building Products Corp.	10,485	224,484
Resideo Technologies, Inc. (a)	18,878	467,986
Simpson Manufacturing Co. Ltd.	6,009	642,783
UFP Industries, Inc.	21,253	1,444,779
		3,469,156
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	50,924	2,292,089
Brady Corp. Class A	1,959	99,321
Cimpress PLC (a)	3,853	334,556
Healthcare Services Group, Inc. (b)	8,467	211,590
Kimball International, Inc. Class B	32,844	367,853
Tetra Tech, Inc.	4,367	652,168
UniFirst Corp.	10,936	2,325,212
		6,282,789
Construction & Engineering - 1.1%
Arcosa, Inc.	5,534	277,641
Comfort Systems U.S.A., Inc.	2,920	208,254
EMCOR Group, Inc.	24,494	2,826,118
Great Lakes Dredge & Dock Corp. (a)	19,612	295,945
MYR Group, Inc. (a)	4,755	473,123
Primoris Services Corp.	15,295	374,575
		4,455,656
Electrical Equipment - 1.7%
Atkore, Inc. (a)	28,701	2,494,691
AZZ, Inc.	11,764	625,845
Encore Wire Corp.	5,281	500,797
EnerSys	16,176	1,204,141
FuelCell Energy, Inc. (a)(b)	15,406	103,066
Generac Holdings, Inc. (a)	1,775	725,389
Preformed Line Products Co.	6,910	449,426
Stem, Inc. (b)	13,756	328,631
		6,431,986
Machinery - 2.9%
Altra Industrial Motion Corp.	12,148	672,392
CIRCOR International, Inc. (a)	5,564	183,668
Desktop Metal, Inc. (a)(b)	28,525	204,524
EnPro Industries, Inc. (b)	13,958	1,216,021
Evoqua Water Technologies Corp. (a)	20,161	757,247
Gorman-Rupp Co. (b)	3,647	130,599
Hurco Companies, Inc. (b)	10,774	347,569
Hyster-Yale Materials Handling Class A	7,019	352,775
Kennametal, Inc. (b)	12,340	422,398
L.B. Foster Co. Class A (a)(b)	3,589	55,594
Manitowoc Co., Inc. (a)	15,416	330,211
Meritor, Inc. (a)	20,824	443,759
Mueller Industries, Inc. (b)	24,490	1,006,539
Nikola Corp. (a)(b)	35,593	379,777
Proto Labs, Inc. (a)	4,598	306,227
REV Group, Inc. (b)	25,088	430,510
Rexnord Corp.	32,174	2,068,466
Tennant Co. (b)	2,680	198,186
Terex Corp.	7,662	322,570
The Greenbrier Companies, Inc. (b)	15,482	665,571
Watts Water Technologies, Inc. Class A	4,891	822,128
		11,316,731
Marine - 0.2%
Matson, Inc.	2,885	232,848
Safe Bulkers, Inc. (a)	75,655	391,136
		623,984
Professional Services - 1.8%
ASGN, Inc. (a)	2,776	314,077
Barrett Business Services, Inc.	2,801	213,604
CRA International, Inc.	4,118	409,082
Heidrick & Struggles International, Inc.	17,258	770,225
Kforce, Inc.	30,910	1,843,472
Korn Ferry	7,261	525,406
ManTech International Corp. Class A	6,214	471,767
TriNet Group, Inc. (a)	10,187	963,486
Upwork, Inc. (a)	36,329	1,635,895
		7,147,014
Road & Rail - 1.2%
ArcBest Corp. (b)	10,005	818,109
Marten Transport Ltd.	60,629	951,269
Saia, Inc. (a)	4,737	1,127,548
Werner Enterprises, Inc. (b)	35,806	1,585,132
		4,482,058
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies, Inc. (b)	16,436	1,481,377
Boise Cascade Co.	36,521	1,971,404
Global Industrial Co. (b)	20,490	776,366
GMS, Inc. (a)	27,122	1,187,944
Herc Holdings, Inc.	5,360	876,146
Rush Enterprises, Inc. Class A	39,668	1,791,407
Veritiv Corp. (a)(b)	3,201	286,682
		8,371,326
TOTAL INDUSTRIALS		56,552,953
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 0.8%
ADTRAN, Inc.	12,095	226,902
Calix, Inc. (a)	31,887	1,576,174
Digi International, Inc. (a)	5,184	108,968
Extreme Networks, Inc. (a)	99,091	976,046
		2,888,090
Electronic Equipment & Components - 1.8%
Aeva Technologies, Inc. (b)	50,004	397,032
ePlus, Inc. (a)	3,165	324,761
II-VI, Inc. (a)(b)	13,130	779,397
Insight Enterprises, Inc. (a)	7,536	678,843
Kimball Electronics, Inc. (a)	36,672	945,037
MicroVision, Inc. (a)(b)	9,660	106,743
OSI Systems, Inc. (a)(b)	9,607	910,744
PC Connection, Inc.	10,085	444,043
Plexus Corp. (a)	3,453	308,733
ScanSource, Inc. (a)	33,705	1,172,597
Vishay Intertechnology, Inc.	36,622	735,736
		6,803,666
IT Services - 1.6%
CSG Systems International, Inc.	21,812	1,051,338
ExlService Holdings, Inc. (a)	20,125	2,477,790
Limelight Networks, Inc. (a)	63,732	151,682
Maximus, Inc.	9,523	792,314
MoneyGram International, Inc. (a)	75,858	608,381
Perficient, Inc. (a)	10,423	1,205,941
		6,287,446
Semiconductors & Semiconductor Equipment - 4.1%
Alpha & Omega Semiconductor Ltd. (a)	37,145	1,165,239
Ambarella, Inc. (a)	7,105	1,106,533
Amkor Technology, Inc.	24,301	606,310
Cirrus Logic, Inc. (a)	15,604	1,284,989
Diodes, Inc. (a)	15,672	1,419,726
Lattice Semiconductor Corp. (a)	43,260	2,796,759
MaxLinear, Inc. Class A (a)(b)	13,592	669,406
Meta Materials, Inc. (a)(b)	61,405	354,921
NeoPhotonics Corp. (a)	123,134	1,072,497
Photronics, Inc. (a)(b)	21,337	290,823
Power Integrations, Inc.	5,922	586,219
Semtech Corp. (a)	28,885	2,252,163
Synaptics, Inc. (a)	12,429	2,233,864
Veeco Instruments, Inc. (a)(b)	6,207	137,857
		15,977,306
Software - 7.4%
A10 Networks, Inc. (a)(b)	42,550	573,574
Agilysys, Inc. (a)	38,645	2,023,452
Alarm.com Holdings, Inc. (a)	8,521	666,257
Appian Corp. Class A (b)	5,082	470,136
Asana, Inc.	14,886	1,545,762
BlackLine, Inc. (a)(b)	16,490	1,946,809
Bottomline Technologies, Inc. (a)	21,634	849,784
Box, Inc. Class A (a)	98,992	2,343,141
BTRS Holdings, Inc. (a)	46,506	494,824
Cloudera, Inc. (a)	3,270	52,222
CommVault Systems, Inc. (a)	30,053	2,263,291
Cornerstone OnDemand, Inc. (a)	1,508	86,348
Domo, Inc. Class B (a)(b)	21,279	1,796,799
Marathon Digital Holdings, Inc. (a)(b)	5,935	187,427
MicroStrategy, Inc. Class A (a)(b)	1,513	875,119
Mimecast Ltd. (a)	16,203	1,030,511
Progress Software Corp.	38,685	1,902,915
Q2 Holdings, Inc. (a)(b)	16,066	1,287,529
Qualys, Inc. (a)	19,057	2,120,854
Rapid7, Inc. (a)	1,519	171,677
Riot Blockchain, Inc. (a)	5,359	137,726
SecureWorks Corp. (a)(b)	16,948	336,926
Sprout Social, Inc. (a)	5,673	691,822
SPS Commerce, Inc. (a)	14,710	2,372,870
Sumo Logic, Inc.	24,954	402,258
Tenable Holdings, Inc. (a)	5,044	232,730
Upland Software, Inc. (a)	8,855	296,111
Verint Systems, Inc. (a)	9,427	422,235
Vonage Holdings Corp. (a)	31,334	505,104
Zuora, Inc. (a)	44,462	737,180
		28,823,393
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	15,580	429,541
Avid Technology, Inc. (a)	18,694	540,630
Diebold Nixdorf, Inc. (a)(b)	26,304	265,933
		1,236,104
TOTAL INFORMATION TECHNOLOGY		62,016,005
MATERIALS - 3.6%
Chemicals - 0.9%
Avient Corp.	9,375	434,531
FutureFuel Corp.	25,478	181,658
Innospec, Inc.	3,864	325,426
Orion Engineered Carbons SA (a)	26,216	477,918
Rayonier Advanced Materials, Inc. (a)	30,275	227,063
Sensient Technologies Corp.	3,990	363,409
Stepan Co.	13,801	1,558,685
		3,568,690
Containers & Packaging - 0.4%
Myers Industries, Inc.	72,680	1,422,348
Metals & Mining - 1.9%
Alcoa Corp. (a)	16,359	800,609
Arconic Corp. (a)	49,246	1,553,219
Coeur d'Alene Mines Corp. (a)(b)	67,177	414,482
Commercial Metals Co.	49,766	1,515,872
Constellium NV (a)	54,140	1,016,749
Materion Corp. (b)	3,635	249,506
United States Steel Corp. (b)	20,339	446,848
Worthington Industries, Inc. (b)	24,221	1,276,447
		7,273,732
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	25,002	1,534,373
Schweitzer-Mauduit International, Inc. (b)	1,294	44,850
		1,579,223
TOTAL MATERIALS		13,843,993
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Agree Realty Corp.	34,636	2,293,942
Alexanders, Inc.	1,034	269,481
American Assets Trust, Inc.	23,195	867,957
American Finance Trust, Inc.	74,367	597,911
CatchMark Timber Trust, Inc.	8,178	97,073
Centerspace	3,051	288,320
Digitalbridge Group, Inc. (a)(b)	92,718	559,090
Diversified Healthcare Trust (SBI)	84,311	285,814
Easterly Government Properties, Inc.	15,526	320,767
EastGroup Properties, Inc.	8,534	1,422,020
Equity Commonwealth	30,527	793,091
Essential Properties Realty Trust, Inc.	15,106	421,760
Farmland Partners, Inc.	6,202	74,362
Gladstone Land Corp.	5,610	127,740
Global Net Lease, Inc.	86,471	1,385,265
Healthcare Realty Trust, Inc.	35,706	1,063,325
Independence Realty Trust, Inc.	15,016	305,576
Kite Realty Group Trust	19,452	396,043
Lexington Corporate Properties Trust	14,387	183,434
National Storage Affiliates Trust	47,911	2,529,222
Piedmont Office Realty Trust, Inc. Class A	30,747	535,920
Preferred Apartment Communities, Inc. Class A	42,029	514,015
PS Business Parks, Inc.	13,389	2,098,592
RLJ Lodging Trust	20,194	300,083
SITE Centers Corp.	45,880	708,387
Stag Industrial, Inc.	43,992	1,726,686
Terreno Realty Corp.	37,964	2,400,464
The GEO Group, Inc. (b)	116,454	869,911
The Macerich Co.	17,515	292,676
Universal Health Realty Income Trust (SBI)	7,835	433,040
		24,161,967
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	24,562	457,099
eXp World Holdings, Inc. (b)	12,772	507,942
Marcus & Millichap, Inc. (a)(b)	19,951	810,410
RE/MAX Holdings, Inc.	9,840	306,614
The RMR Group, Inc.	12,590	421,136
		2,503,201
TOTAL REAL ESTATE		26,665,168
UTILITIES - 1.5%
Electric Utilities - 0.5%
Otter Tail Corp.	12,366	692,125
PNM Resources, Inc.	3,034	150,122
Portland General Electric Co.	24,865	1,168,406
		2,010,653
Gas Utilities - 0.1%
Southwest Gas Corp. (b)	6,042	404,089
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class A	48,051	1,355,038
Ormat Technologies, Inc. (b)	4,445	296,081
Sunnova Energy International, Inc. (a)(b)	14,191	467,452
		2,118,571
Water Utilities - 0.4%
American States Water Co.	11,762	1,005,886
California Water Service Group	7,283	429,187
		1,435,073
TOTAL UTILITIES		5,968,386
TOTAL COMMON STOCKS (Cost $320,739,989)		384,059,657

Money Market Funds - 16.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	4,281,875	4,282,731
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	60,526,562	60,532,615
TOTAL MONEY MARKET FUNDS (Cost $64,815,346)		64,815,346

TOTAL INVESTMENT IN SECURITIES - 115.8% (Cost $385,555,335)	448,875,003
NET OTHER ASSETS (LIABILITIES) - (15.8)% (f)	(61,232,793)
NET ASSETS - 100.0%	387,642,210

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	41	Dec 2021	4,511,640	(26,250)	(26,250)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $279,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	10,031,216	112,196,417	117,944,778	4,668	(124)	-	4,282,731	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	16,845,599	169,024,768	125,337,752	55,585	-	-	60,532,615	0.2%
Total	26,876,815	281,221,185	243,282,530	60,253	(124)	-	64,815,346

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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